                         THE INFINITY MUTUAL FUNDS, INC.


                             AMERISTAR MUTUAL FUNDS
                                3435 Stelzer Road
                               Columbus, OH 43219

                               INVESTMENT ADVISER
                          First American National Bank
                              315 Deaderick Street
                            Nashville, TN 37237-0401

                                  ADMINISTRATOR
                               BISYS Fund Services
                                3435 Stelzer Road
                               Columbus, OH 43219

                                   DISTRIBUTOR
                               BISYS Fund Services
                                3435 Stelzer Road
                               Columbus, OH 43219

                                    CUSTODIAN
                              The Bank of New York
                              90 Washington Street
                               New York, NY 10286

                   TRANSFER AGENT & DIVIDEND DISBURSING AGENT
                               BISYS Fund Services
                                3435 Stelzer Road
                               Columbus, OH 43219

BISYS Fund Services is the Portfolios' distributor and is unaffiliated with First American National Bank, the Portfolios' adviser.

Investments in the Portfolios are neither guaranteed by nor obligations of First American National Bank or any other bank and are not insured by the FDIC or any other government agency. Investments in mutual funds involve risk, including the possible loss of principal. This material must be preceded or accompanied by a current prospectus.

                               HELPING PEOPLE PLAN
                            FOR A BRIGHTER FUTURE.(SM)

760004


                         [AMERISTAR MUTUAL FUNDS LOGO]


                                 AMERISTAR PRIME
                             MONEY MARKET PORTFOLIO







                                  ANNUAL REPORT





                            AMERISTAR U. S. TREASURY
                             MONEY MARKET PORTFOLIO









                                DECEMBER 31, 1996

                                   FUND FACTS

         The AmeriStar Funds provide shareholders with a variety of features to make investing in the Portfolios easy, convenient and manageable.

            ---------------------------------------------------------------------------------------
            AMERISTAR FUND FEATURES   AMERISTAR FUND BENEFITS

            PROFESSIONAL INVESTMENT   The investment managers at First American National Bank are
            MANAGEMENT                experienced investment professionals who oversee the
                                      investments in each mutual fund.
            ---------------------------------------------------------------------------------------
            LOW MINIMUM INVESTMENT    Initial investments in the Portfolios can be as low as
                                      $1,000.

            DEDICATED CUSTOMER        Account information is available from helpful
            SERVICE                   representatives. Just call 1-800-852-0045.
            ---------------------------------------------------------------------------------------
            AUTOMATIC INVESTMENTS     Investments can be made once or twice a month with automatic transfers from your checking account to your Portfolio
                                      account.

            DOLLAR COST AVERAGING     Dollar cost averaging is a means of investing by which you invest a fixed dollar amount on a consistent basis. You
                                      invest whether the financial markets are high or low. As a result, you buy more shares when prices are low and fewer
                                      when prices are high. In this way, you can achieve a lower average cost per share.*
            ---------------------------------------------------------------------------------------
            AUTOMATIC WITHDRAWALS     Automatic withdrawals from your Portfolio account can be made and credited to any account you designate.

            FREE EXCHANGE PRIVILEGES  Shares of a Portfolio can be exchanged into shares of other
                                      AmeriStar Portfolios at no cost.**
            ---------------------------------------------------------------------------------------
            REGULAR, INFORMATIVE      You will receive account statements after each transaction,
            STATEMENTS AND REPORTS    plus regular financial reports highlighting performance and investment strategies.

            DIVIDEND REINVESTMENT     Dividend income and capital gains can be reinvested
                                      automatically in additional shares of a Portfolio.
            ---------------------------------------------------------------------------------------
            DAILY REDEMPTIONS         Shares are redeemable each business day (at the net asset
                                      value per share, which may be worth more or less than your original cost, next determined after receipt of your
                                      redemption request) by mail, telephone or bank wire.

            * Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. You should consider your financial ability to continue your investment program during periods of extreme share price fluctuations.

            ** Exchange privileges may be modified or discontinued by the Portfolios at any time.
               Upon redemption, shares may be worth more or less than their original cost.

                        HELPING PEOPLE PLAN FOR A BRIGHTER FUTURE.(SM)

[PHOTO]              JACQUELINE R. LUNSFORD, CFA        [PHOTO]            DONALD F. TURK, CFA
                     Portfolio Manager                                     Portfolio Manager
                     Prime Money Market                                    U.S. Treasury Money
                     Portfolio                                             Market Portfolio

 INVESTMENT GOAL
 The AmeriStar money-market portfolios seek to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Each Portfolio seeks its objective by investing in:

 PRIME MONEY MARKET PORTFOLIO -- A broad range of U.S. Government, bank and corporate short-term money-market obligations.

 U.S. TREASURY MONEY MARKET PORTFOLIO -- U.S. Treasury securities, other obligations that are guaranteed as to principal and interest by the U.S. Government and related repurchase agreements.*

Q. HOW DID THE PORTFOLIOS PERFORM DURING 1996?

A. For the 12 months ended December 31, 1996, the Prime Money Market Fund produced a total return of 4.88% (Investor shares**). In comparison, the average fund as tracked by Lipper Analytical Services, Inc. produced a return of 4.80% for the 288 money market instrument funds listed for the same period. The U.S. Treasury Money Market Portfolio had a total return of 4.78% (Investor shares***) for the 12 months ended December 31, 1996, compared to the Lipper average of 4.73% for the 94 U.S. Treasury money market funds ranked for the period.

Q. WHAT FACTORS AFFECTED THE PERFORMANCE OF THE PORTFOLIOS?

A. After rising steadily during the first half of 1996, short-term interest rates remained in a fairly tight trading range in the second half of the year,
----------------------------------------------------

         YIELDS (AS OF DECEMBER 31, 1996)
                 INVESTOR SHARES

                          PRIME     TREASURY
                          -----     --------
    7-Day Yield           4.75%      4.66%
   30-Day Yield           4.60       4.57

                  TRUST SHARES

                          PRIME     TREASURY
                          -----     --------
    7-Day Yield           5.04%      4.91%
   30-Day Yield           4.87       4.82

   Yields will vary with market conditions, and past performance is no guarantee of future results.

----------------------------------------------------

---------------
  * While the individual securities in the U.S. Treasury Money Market Portfolio are guaranteed as to payment of principal and interest by the U.S. Government, an investment in the AmeriStar Money Market Portfolios is not. Yields will fluctuate, and there is no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.

 ** The total return for the year ended December 31, 1996, was 5.00% for Trust
    Shares.

*** The total return for the year ended December 31, 1996 was 4.90% for Trust
    Shares.

with 30-day commercial paper yielding between 5.25% and 5.35%. However, the short-term market did occasionally experience some short-lived swings in rates, as sporadic fluctuations in releases of various economic data kept investors guessing as to what direction the Federal Reserve Board would next push interest rates. Our slightly shorter average maturity structure allowed us to take advantage of buying opportunities as they arose.

Q. WHAT FACTORS COULD AFFECT THE PORTFOLIOS IN THE MONTHS AHEAD?

A. Despite speculation to the contrary, the Fed hasn't made a change to the federal funds rate since January of 1996, when it lowered the rate from 5.50% to 5.25%. Since recent indicators -- such as weak Christmas sales -- continue to show that the economy is not overheating, the general consensus now seems to favor no Federal Reserve Board action through the first quarter of 1997.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                      S&P/MOODY'S                         PRINCIPAL     AMORTIZED
                                        RATINGS                MATURITY     AMOUNT        COST
                                      (UNAUDITED)     RATE       DATE       (000)       (NOTE 2)
                                      -----------   --------   --------   ----------   -----------
BANK NOTES -- 15.6%
  Abbey National Treasury, Medium
     Term Note.......................  A1+/P1         5.05%      3/3/97    $  2,000    $ 1,999,179
  Boatmen's First National Bank of
     Kansas City.....................  A1/P1          5.35       1/6/97*      2,000      2,000,000
  Key Bank New York..................  A1/P1          5.26      2/14/97*      2,000      1,999,828
  Marshall & Ilsley Bank.............  A1/P1          5.72      1/27/97*      3,100      3,100,610
  MBNA America Bank..................  F1+/P1         5.62      1/16/97*      2,000      2,000,000
                                                                                       -----------
Total Bank Notes (Amortized cost --
  $11,099,617).......................                                                   11,099,617
                                                                                       -----------
CERTIFICATES OF DEPOSIT -- YANKEE -- 15.5%
  Fuji Bank, New York Branch.........  A1/P1          5.89      1/21/97       3,000      3,000,017
  Hong Kong Shanghai Bank, New York
     Branch..........................  A1/P1          5.24       3/3/97       2,000      2,000,000
  Sanwa Bank Ltd., New York Branch...  A1/P1          5.49      1/21/97       3,000      3,000,033
  Sumitomo Bank Ltd., New York
     Branch..........................  A1/P1          5.63       2/6/97       3,000      3,000,000
                                                                                       -----------
Total Certificates of
  Deposit -- Yankee (Amortized
  cost -- $11,000,050)...............                                                   11,000,050
                                                                                       -----------
COMMERCIAL PAPER -- 32.6%
DOMESTIC -- 21.4%
  Countrywide Funding................  A1/F1          6.05       1/9/97       3,000      2,995,966
  Dynamic Funding....................  D1/P1          5.62      1/17/97       3,000      2,992,507
  Merrill Lynch, Inc.................  A1+/P1         5.50      2/13/97       3,000      2,980,292
  PHH Corp...........................  A1/P1          5.57       2/4/97       3,218      3,201,072
  Sanwa Business Credit Corp.........  F1/P1          5.36      1/21/97       3,000      2,991,067
                                                                                       -----------
                                                                                        15,160,904
                                                                                       -----------

                                                                       Continued

                                      S&P/MOODY'S                         PRINCIPAL     AMORTIZED
                                        RATINGS                MATURITY     AMOUNT        COST
                                      (UNAUDITED)     RATE       DATE       (000)       (NOTE 2)
                                      -----------     ----     --------   ---------    -----------
PRIVATE PLACEMENT -- 11.2%
  Dakota Finance (b).................  A1+/P1         5.47%     2/11/97    $  2,000    $ 1,987,472
  Kitty Hawk Funding Corp. (b).......  A1/P1          5.65      1/21/97       3,000      2,990,583
  Progress Funding Corp..............  F1/P1          5.60       1/6/97       3,000      2,997,667
                                                                                       -----------
                                                                                         7,975,722
                                                                                       -----------
Total Commercial Paper (Amortized
  cost -- $23,136,626)...............                                                   23,136,626
                                                                                       -----------
CORPORATE OBLIGATIONS -- 14.1%
  Credit Suisse Financial Products/
     SPARCS 1996-12, MTN (b).........  F1+/P1         5.76      1/22/97*      2,500      2,500,000
  Goldman Sachs (c)..................  A1+/P1         5.67      1/27/97*      2,000      2,000,000
  SMM Trust, 1996-B (b)..............  A1+/P1         5.76       1/6/97*      2,475      2,475,000
  TMG Financial/TIERS Series DCMT
     1996-A, MTN (b).................  A1+/P1         5.65      1/15/97*      3,000      3,000,000
                                                                                       -----------
Total Corporate Obligations
  (Amortized cost -- $9,975,000).....                                                    9,975,000
                                                                                       -----------
TIME DEPOSITS -- 4.2%
  Bank of Tokyo, Mitsubishi Bank
     Ltd., London Branch.............  A1/P1          5.44      1/31/97       3,000      3,000,000
                                                                                       -----------
Total Time Deposits (Amortized
  cost -- $3,000,000)................                                                    3,000,000
                                                                                       -----------

                                                                       Continued

                                                                       PRINCIPAL    AMORTIZED
                                                            MATURITY    AMOUNT        COST
                                                     RATE     DATE       (000)      (NOTE 2)
                                                     ----   --------   ---------   -----------
REGULATED INVESTMENT COMPANIES -- 0.0%
  Dreyfus Cash Management Fund...................... 4.00%    1/2/97    $      1   $         1
  Provident National Fund........................... 4.00     1/2/97           1             1
                                                                                   -----------
Total Regulated Investment Companies (Amortized
  cost -- $2).......................................                                         2
                                                                                   -----------
REPURCHASE AGREEMENTS -- 22.4%
  Goldman Sachs, dated 12/31/96, with a maturity
     value of $15,860,044 (Collateralized by
     $16,345,000 U.S. Treasury Bills, 3/20/97,
     value -- $16,171,220).......................... 6.90     1/2/97      15,854    15,853,967
                                                                                   -----------
Total Repurchase Agreements (Amortized cost --
  $15,853,967)......................................                                15,853,967
                                                                                   -----------
TOTAL INVESTMENTS (AMORTIZED COST -- $74,065,262)
  (a) -- 104.4%.....................................                                74,065,262
TOTAL LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (4.4%)..................................                                (3,128,819)
                                                                                   -----------
NET ASSETS -- 100.0%................................                               $70,936,443
                                                                                   ===========

---------------
Percentages indicated are based on net assets of $70,936,443.

 (a) Cost for federal income tax and financial reporting purposes are the same.

 (b) Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

 (c) Illiquid security.

   * Variable rate security. Maturity date reflects the next rate change date. Rate resets weekly, monthly or quarterly. The rate reflected on the Portfolio of Investments is the rate in effect at December 31, 1996.

MTN = Medium Term Note.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost............................   $58,211,295
  Repurchase agreements, at amortized cost................................    15,853,967
  Cash....................................................................         5,536
  Interest receivable.....................................................       223,826
  Deferred organization costs (Note 2)....................................        28,039
  Prepaid expenses and other assets.......................................         3,605
                                                                             -----------
Total assets..............................................................    74,326,268
                                                                             -----------
LIABILITIES
  Distributions payable...................................................       289,820
  Payable for investment securities purchased.............................     3,000,000
  Accrued expenses:
     Advisory fees........................................................         6,047
     Sub-advisory fees....................................................         9,072
     Administration fees..................................................         6,047
     Shareholder service fees.............................................         5,135
     Other................................................................        73,704
                                                                             -----------
Total liabilities.........................................................     3,389,825
                                                                             -----------
NET ASSETS
     Investor Shares......................................................   $22,835,804
     Trust Shares.........................................................    48,100,639
                                                                             -----------
Total Net Assets..........................................................   $70,936,443
                                                                             ===========
Shares Outstanding ($0.001 par value, 750 million shares authorized)
     Investor Shares......................................................    22,836,730
     Trust Shares.........................................................    48,100,751
                                                                             -----------
                                                                              70,937,481
                                                                             ===========
Net Asset Value, Offering Price and Redemption Price per Share
     Investor Shares......................................................         $1.00
     Trust Shares.........................................................         $1.00
                                                                                   =====
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at par...................................   $    70,937
  Additional paid-in capital..............................................    70,862,981
  Undistributed net investment income.....................................         3,563
  Accumulated net realized losses on investment transactions..............        (1,038)
                                                                             -----------
Net Assets, December 31, 1996.............................................   $70,936,443
                                                                             ===========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest..........................................................               $4,110,788
Expenses
  Advisory fees...................................................   $ 74,618
  Sub-advisory fees...............................................    111,623
  Administration fees.............................................     74,618
  Shareholder Services fees (Investor Shares).....................    121,038
  Custodian fees..................................................     30,482
  Accounting fees.................................................     39,468
  Transfer agent fees and expenses................................     39,951
  Legal and audit fees............................................     33,087
  Reports to shareholders.........................................      9,004
  Amortization of organization expenses...........................     12,524
  Directors' fees.................................................     13,385
  Insurance expense...............................................      8,278
  Registration fees...............................................     18,463
  Other expenses..................................................        303
                                                                      -------
     Total expenses before fee waivers and expenses paid by third
      parties.....................................................    586,842
  Less: Fee waivers...............................................    (88,752)
  Less: Expenses paid by third parties............................        (83)
                                                                      -------
     Total expenses...............................................                  498,007
                                                                                 ----------
Net Investment Income.............................................                3,612,781
                                                                                 ----------
REALIZED LOSSES ON SECURITIES TRANSACTIONS
  Net realized losses on securities transactions..................                     (149)
                                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............               $3,612,632
                                                                                 ==========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        YEARS ENDED
                                                           DECEMBER 31, 1996    DECEMBER 31, 1995
                                                           -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.................................     $   3,612,781        $   3,490,950
  Net realized losses from securities transactions......              (149)                  --
                                                             -------------        -------------
  Net increase in net assets resulting from
     operations.........................................         3,612,632            3,490,950
                                                             -------------        -------------
Dividends to shareholders:
  From net investment income (Investor Shares)..........        (2,446,618)          (3,490,950)
  From net investment income (Trust Shares)(a)..........        (1,166,163)                  --
                                                             -------------        -------------
  Total Dividends to shareholders.......................        (3,612,781)          (3,490,950)
                                                             -------------        -------------
Portfolio Share Transactions (at $1.00 per share)
  Net proceeds from shares subscribed...................       381,614,137          225,004,855
  Net asset value of shares issued to shareholders in
     reinvestment of dividends..........................            26,543               16,317
  Cost of shares redeemed...............................      (374,623,264)        (243,452,709)
                                                             -------------        -------------
  Net increase (decrease) in net assets from Portfolio
     share transactions.................................         7,017,416          (18,431,537)
                                                             -------------        -------------
Total Increase (Decrease)...............................         7,017,267          (18,431,537)
NET ASSETS
  Beginning of period...................................        63,919,176           82,350,713
                                                             -------------        -------------
  End of period.........................................     $  70,936,443        $  63,919,176
                                                             =============        =============
SHARE TRANSACTIONS:
  Issued................................................       381,614,137          225,004,855
  Reinvested............................................            26,543               16,317
  Redeemed..............................................      (374,623,264)        (243,452,709)
                                                             -------------        -------------
  Change in shares......................................         7,017,416          (18,431,537)
                                                             =============        =============

---------------
(a) For the period from July 1, 1996 (commencement of operations of Trust Shares) through December 31, 1996.








---------------

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                  PRINCIPAL     AMORTIZED
                                                      MATURITY     AMOUNT          COST
                                              RATE      DATE        (000)        (NOTE 2)
                                              ----    --------   -----------   ------------
U.S. TREASURY BILLS -- 44.8%
  U.S. Treasury Bill......................... 5.49%*   1/09/97   $     5,000   $  4,994,144
  U.S. Treasury Bill......................... 5.35*    1/16/97        10,000      9,978,510
  U.S. Treasury Bill......................... 5.52*    1/23/97         5,000      4,983,806
  U.S. Treasury Bill......................... 5.33*    2/06/97         5,000      4,974,450
  U.S. Treasury Bill......................... 5.02*    2/13/97         5,000      4,969,751
  U.S. Treasury Bill......................... 5.20*    2/20/97         5,000      4,965,000
  U.S. Treasury Bill......................... 5.22*    2/27/97         5,000      4,960,060
  U.S. Treasury Bill......................... 5.21*    3/06/97         5,000      4,955,244
  U.S. Treasury Bill......................... 5.15*    3/27/97         5,000      4,940,736
  U.S. Treasury Bill......................... 5.03*    4/03/97         5,000      4,935,728
  U.S. Treasury Bill......................... 5.24*    4/10/97         5,000      4,930,563
  U.S. Treasury Bill......................... 5.24*    4/17/97         5,000      4,925,506
  U.S. Treasury Bill......................... 5.23*    4/24/97         5,000      4,920,822
  U.S. Treasury Bill......................... 5.24*    5/22/97         5,000      4,901,006
  U.S. Treasury Bill......................... 5.20*    5/29/97         5,000      4,897,017
  U.S. Treasury Bill......................... 5.03*    6/05/97         5,000      4,891,715
                                                                               ------------
Total U.S. Treasury Bills
  (Amortized cost -- $84,124,058)............                                    84,124,058
                                                                               ------------
U.S. TREASURY STRIPS -- 5.2%
  U.S. Treasury Strip........................ 5.30     5/15/97         5,000      4,904,362
  U.S. Treasury Strip........................ 5.40     5/15/97         5,000      4,902,998
                                                                               ------------
Total U.S. Treasury Strips
  (Amortized cost -- $9,807,360).............                                     9,807,360
                                                                               ------------

                                                                       Continued

                                                                  PRINCIPAL     AMORTIZED
                                                      MATURITY     AMOUNT          COST
                                              RATE      DATE        (000)        (NOTE 2)
                                              ----    --------   -----------   ------------
REPURCHASE AGREEMENTS -- 50.5%
  Goldman Sachs, dated 12/31/96, with a
     maturity value of $42,825,560
     (Collateralized by $54,189,301
     Government National Mortgage Assoc.,
     6.00%-11.50%, 1/1/00-12/20/26,
     value -- $43,709,084)................... 6.80%    1/02/97   $42,809,388   $ 42,809,388
  Merrill Lynch, dated 12/31/96, with a
     maturity value of $42,826,036
     (Collateralized by $48,992,181
     Government National Mortgage Assoc.,
     5.50%-9.50%, various due dates,
     value -- $43,666,09).................... 7.00     1/02/97    42,809,388     42,809,388
  Prudential, dated 12/31/96, with a maturity
     value of $9,303,539 (Collateralized by
     $9,400,000 Government National Mortgage
     Assoc., 6.50%, 12/20/26,
     value -- $9,489,005).................... 6.85     1/02/97     9,300,000      9,300,000
                                                                               ------------
Total Repurchase Agreements (Amortized
  cost -- $94,918,776).......................                                    94,918,776
                                                                               ------------
TOTAL INVESTMENTS (AMORTIZED COST --
  $188,850,194) (a) -- 100.5%................                                   188,850,194
  Total Liabilities in excess of other
     assets -- (0.5%)........................                                      (843,791)
                                                                               ------------
  NET ASSETS -- 100.0%.......................                                  $188,006,403
                                                                               ============

------------------
Percentages indicated are based on net assets of $188,006,403.

 * Effective Yield.

(a) Cost for federal income tax and financial reporting purposes are the same.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost...........................   $ 93,931,418
  Repurchase agreements, at amortized cost...............................     94,918,776
  Interest receivable....................................................         18,180
  Deferred organization costs (Note 2)...................................         27,897
  Prepaid expenses and other assets......................................         42,199
                                                                            ------------
Total assets.............................................................    188,938,470
                                                                            ------------
LIABILITIES
  Distributions payable..................................................        765,529
  Accrued expenses:
     Advisory fees.......................................................         40,437
     Administration fees.................................................         16,174
     Shareholder service fees............................................         17,001
     Transfer agent fees.................................................         19,011
     Legal and audit fees................................................         16,706
     Other...............................................................         57,209
                                                                            ------------
Total liabilities........................................................        932,067
                                                                            ------------
NET ASSETS
  Investor Shares........................................................   $ 78,308,471
  Trust Shares...........................................................   $109,697,932
                                                                            ------------
                                                                            $188,006,403
                                                                            ============
Shares Outstanding ($0.001 par value, 750 million shares authorized)
  Investor Shares........................................................     78,308,471
  Trust Shares...........................................................    109,697,932
                                                                            ------------
                                                                             188,006,403
                                                                            ============
Net Asset Value, Offering Price and Redemption Price per Share
  Investor Shares........................................................          $1.00
  Trust Shares...........................................................          $1.00
                                                                            ============
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at par..................................   $    188,006
  Additional paid-in capital.............................................    187,814,858
  Undistributed net investment income....................................          3,539
                                                                            ------------
Net Assets, December 31, 1996............................................   $188,006,403
                                                                            ============

---------------

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest........................................................                 $9,714,813
Expenses
  Advisory fees.................................................   $  459,479
  Administration fees...........................................      183,791
  Shareholder Services fees (Investor Shares)...................      309,951
  Custodian fees................................................       40,201
  Accounting fees...............................................       47,634
  Transfer agent fees and expenses..............................       47,160
  Legal and audit fees..........................................       35,490
  Reports to shareholders.......................................        7,404
  Amortization of organization expenses.........................       12,454
  Directors' fees...............................................       20,968
  Insurance expense.............................................       10,381
  Registration fees.............................................       27,729
  Other expenses................................................       22,859
                                                                   ----------
     Total expenses before fee waivers and expenses paid
       by third parties.........................................    1,225,501
  Less: Fee waivers.............................................     (224,563)
  Less: Expenses paid by third parties..........................       (1,072)
                                                                   ----------
     Total expenses.............................................                    999,866
                                                                                 ----------
Net Investment Income...........................................                  8,714,947
                                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............                 $8,714,947
                                                                                 ==========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        YEARS ENDED
                                                           DECEMBER 31, 1996    DECEMBER 31, 1995
                                                           -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.................................     $   8,714,947        $   7,556,840
                                                             -------------        -------------
Dividends to shareholders:
  From net investment income (Investor Shares)..........        (5,988,175)          (7,556,840)
  From net investment income (Trust Shares)(a)..........        (2,726,772)                  --
                                                             -------------        -------------
Total Dividends to shareholders.........................        (8,714,947)          (7,556,840)
                                                             -------------        -------------
Portfolio Share Transactions (at $1.00 per share)
  Net proceeds from shares subscribed...................       460,104,988          321,162,078
  Net asset value of shares issued to shareholders in
     reinvestment of dividends..........................            56,500               15,142
  Cost of shares redeemed...............................      (440,585,214)        (292,461,858)
                                                             -------------        -------------
  Net increase in net assets from Portfolio share
     transactions.......................................        19,576,274           28,715,362
                                                             -------------        -------------
Total Increase..........................................        19,576,274           28,715,362
NET ASSETS
  Beginning of period...................................       168,430,129          139,714,767
                                                             -------------        -------------
  End of period.........................................     $ 188,006,403        $ 168,430,129
                                                             =============        =============
SHARE TRANSACTIONS:
  Issued................................................       460,104,988          321,162,078
  Reinvested............................................            56,500               15,142
  Redeemed..............................................      (440,585,214)        (292,461,858)
                                                             -------------        -------------
  Change in shares......................................        19,576,274           28,715,362
                                                             =============        =============

---------------
(a) For the period from July 1, 1996 (commencement of operations of Trust Shares) through December 31, 1996.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

     The Infinity Mutual Funds, Inc. (the "Fund") was organized as a Maryland corporation on March 6, 1990 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Fund operates as a series company currently comprising twelve portfolios. The accompanying financial statements and notes relate to the AmeriStar Prime Money Market Portfolio (formerly the ValueStar Prime Money Market Portfolio) and the AmeriStar U.S. Treasury Money Market Portfolio (formerly the ValueStar U.S. Treasury Money Market Portfolio) (together the "Portfolios") only. Each Portfolio seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

     The Portfolios are authorized to issue two classes of shares as follows:
Investor Shares and Trust Shares. Investor Shares and Trust Shares are substantially the same, except that Investor Shares bear the fees that are payable under a plan adopted by the Fund's Board of Directors (the "Shareholder Services Plan").

     At December 31, 1996, there were 1.5 billion shares of the Portfolios' $0.001 par value common stock authorized, of which each Portfolio's shares are classified as Investor Shares (375 million shares authorized per Portfolio) and Trust Shares (375 million shares authorized per Portfolio).

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A) Security Valuation:

     Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. In addition, the Portfolios may not: a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to a demand feature, or b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

B) Security Transactions and Investment Income:

     Security transactions are recorded on a trade date. Realized gains and losses from sales of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily.

C) Expenses:

     The Portfolios incurred certain costs in connection with their organization. These costs were deferred and are being amortized on a straight-line basis through 1999 (five years from commencement of operations). The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Direct expenses of a Portfolio are

--------------------------------------------------------------------------------

charged to that Portfolio and general Fund expenses are allocated among the Fund's respective Portfolios.

D) Repurchase Agreements:

     The Portfolios' custodian and other banks acting in a subcustodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

E) Federal Income Taxes:

     For federal income tax purposes, each Portfolio is treated as a separate entity for the purpose of determining its qualification as a regulated investment company under the Internal Revenue Code (the "Code"). It is the policy of each Portfolio to meet the requirements of the Code applicable to regulated investment companies, including the requirement that they distribute substantially all of their income to shareholders. Therefore, no federal income tax provision is required.

     At December 31, 1996, the Prime Money Market Portfolio had a capital loss carryover of approximately $1,038 which is available to offset future net realized gains on securities transactions to the extent provided for in the Code. Such capital loss carryover expires in 2002 ($889) and 2004 ($149). At December 31, 1996, the cost of portfolio securities held by the Portfolio for federal income tax purposes was substantially the same as for financial reporting purposes.

F) Dividends and Distributions to Shareholders:

     Dividends are declared daily to shareholders of record at the close of business on the day of declaration and are paid monthly. Distributions of net realized gains, if any, will be paid at least annually. Dividends and distributions are recorded on the ex-dividend date. Distributions from net investment income and from net realized gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Timing differences relating to shareholder distributions have been reclassified to paid-in-capital. These differences are primarily due to deferrals of certain losses and expiring capital loss carryovers.

G) Other:

     Each Portfolio maintains a cash balance with its custodian and receive a reduction of its custody fees for the amounts of interest earned on such uninvested cash balances. For financial reporting purposes for the year ended December 31, 1996, custodian fees and expenses paid by third parties were increased by $83 and $1,072 for the Prime Money Market Portfolio and the U.S. Treasury Money Market Portfolio, respectively. There was no effect on net investment income. The Portfolios could have invested such cash amounts in an income producing asset if they had not agreed to a reduction of fees or expenses under the expense offset arrangement with its custodian.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     First American National Bank ("First American") serves as the Portfolios' investment adviser. Barnett Banks Trust Company, N.A. ("Barnett") serves as the sub-investment adviser with respect to the Prime Money Market Portfolio. Effective April 4, 1996, BISYS Fund Services Limited Partnership ("BISYS") became the Portfolios'

--------------------------------------------------------------------------------

administrator. Concord Financial Group, Inc. (the "Distributor") serves as the distributor of the Portfolios' shares. BISYS and the Distributor are each a subsidiary of The BISYS Group, Inc.

     As investment adviser, First American supervises the sub-investment adviser with respect to the Prime Money Market Portfolio, and manages the investments of each Portfolio. For its services, First American is entitled to receive fees at an annual rate of 0.25% of each Portfolio's average daily net assets less, in the case of the Prime Money Market Portfolio, any amount payable by the Portfolio to Barnett pursuant to the Sub-Investment Advisory Agreement.

     As sub-investment adviser, Barnett provides the day-to-day management of the Prime Money Market Portfolio's investments. For its services, the Prime Money Market Portfolio has agreed to pay Barnett a fee at an annual rate of 0.15% of the Prime Money Market Portfolio's average daily net assets. Such fees are accrued daily and paid monthly.

     As administrator, BISYS assists in supervising the operations of the Portfolios. For its services, BISYS is entitled to receive a fee at the annual rate of 0.10% of the average daily net assets of each of the Portfolios.

     Pursuant to the Shareholder Services Plan, the Portfolios pay the Distributor for the provision of certain services to the holders of Investor Shares at an annual rate of 0.25% of the average daily net assets of the Investor Shares. These fees are used by the Distributor to pay financial institutions, including the investment adviser, broker/ dealers and other institutions, or to reimburse the Distributor or its affiliates, for administration, distribution and shareholder services in connection with the distribution of fund shares. The services provided may include personal services relating to shareholder accounts and services related to the maintenance of such shareholder accounts. For the year ended December 31, 1996, the Distributor waived $88,752 and $224,563 in shareholder services fees from the Prime Money Market Portfolio and the U.S. Treasury Money Market Portfolio, respectively. The Prime Money Market Portfolio and U.S. Treasury Money Market Portfolio paid $32,286 and $85,388, respectively in Shareholder Service fees for the year ended December 31, 1996.

     Certain officers and Directors of the Fund are "affiliated persons" (as defined in the Act) of BISYS or the Distributor. Each "non-affiliated" Director receives an annual fee of $12,000 and a meeting fee of $1,500 per meeting for services relating to all the portfolios constituting the Fund.

NOTE 4 -- CONCENTRATION OF CREDIT RISK

     The Prime Money Market Portfolio invests substantially all of its assets in a diversified portfolio of high quality U.S. dollar dominated money market instruments as disclosed in the Portfolio of Investments by security type. The issuers' abilities to meet their obligations may be affected by domestic and foreign economic, regional and political developments.

     The Prime Money Market Portfolio had the following concentrations by financial instrument type at December 31, 1996 (as a percentage of total investments):

Commercial Paper..................    31.2%
Repurchase Agreements.............    21.4%
Bank Notes........................    15.0%
Certificates of Deposit...........    14.8%
Corporate Obligations.............    13.5%
Time Deposits.....................     4.1%
                                     -----
                                     100.0%
                                     =====

--------------------------------------------------------------------------------

NOTE 5 -- CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Portfolios (at $1.00 per share) are summarized below:

                           YEAR ENDED DECEMBER 31, 1996
                       -------------------------------------
                         PRIME MONEY     U.S. TREASURY MONEY
                       MARKET PORTFOLIO   MARKET PORTFOLIO
                       ----------------  -------------------
INVESTOR SHARES:
  Shares sold.........    243,644,595         277,704,916
  Shares issued in
    reinvestment of
    dividends and
    distributions.....         26,543              56,500
  Shares redeemed.....   (284,754,474)       (367,883,074)
                          -----------         -----------
Net decrease in
  Investor Shares.....    (41,083,336)        (90,121,658)
                          ===========         ===========

                           YEAR ENDED DECEMBER 31, 1996
                       -------------------------------------
                         PRIME MONEY     U.S. TREASURY MONEY
                       MARKET PORTFOLIO   MARKET PORTFOLIO
                       ----------------  -------------------
TRUST SHARES:
  Shares sold.........    137,969,542         182,400,072
  Shares issued in
    reinvestment of
    dividends and
    distributions.....             --                  --
  Shares redeemed.....    (89,868,790)        (72,702,140)
                          -----------         -----------
Net increase in Trust
  Shares..............     48,100,752         109,697,932
                          ===========         ===========
Net increase in
  Portfolio Shares....      7,017,416          19,576,274
                          ===========         ===========

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
INVESTOR SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            YEAR ENDED          YEAR ENDED          PERIOD ENDED
                                         DECEMBER 31, 1996   DECEMBER 31, 1995   DECEMBER 31, 1994*
                                         -----------------   -----------------   ------------------
NET ASSET VALUE, BEGINNING OF PERIOD...       $ 1.000             $ 1.000             $  1.000
Income from investment operations:
  Net investment income................         0.048               0.054                0.031
                                              -------             -------              -------
Less dividends and distributions:
  Dividends from net investment
     income............................        (0.048)             (0.054)              (0.031)
                                              -------             -------              -------
NET ASSET VALUE, END OF PERIOD.........       $ 1.000             $ 1.000             $  1.000
                                              =======             =======              =======
Total Return...........................          4.88%               5.51%                3.13%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)....       $22,836             $63,919             $ 82,351
  Ratio of expenses to average net
     assets............................          0.68%               0.65%                0.63%(b)
  Ratio of net investment income to
     average net assets................          4.83%               5.37%                4.06%(b)
  Ratio of expenses to average net
     assets**..........................          0.86%(c)            0.90%                0.93%(b)
  Ratio of net investment income to
     average net assets**..............          4.65%               5.12%                3.76%(b)

---------------
  * For the period March 29, 1994 (commencement of operations) through December 31, 1994.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) During the year ended December 31, 1996, the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
TRUST SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   FOR THE PERIOD FROM
                                                                      JULY 1, 1996
                                                                         THROUGH
                                                                   DECEMBER 31, 1996 *
                                                                   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD.............................        $ 1.000
Income from investment operations:
  Net investment income..........................................          0.024
                                                                         -------
Less dividends and distributions:
  Dividends from net investment income...........................         (0.024)
                                                                         -------
NET ASSET VALUE, END OF PERIOD...................................        $ 1.000
                                                                         =======
Total Return.....................................................           5.00%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)..............................        $48,101
  Ratio of expenses to average net assets........................           0.65%(b)
  Ratio of net investment income to average net assets...........           4.86%(b)
  Ratio of expenses to average net assets**......................           0.65%(b)(c)
  Ratio of net investment income to average net assets**.........           4.86%(b)

---------------
  * Period from commencement of operations.

 ** There were no fee waivers or expense reimbursements for the period.

 (a) Represents total return for Investor Shares from January 1, 1996 through June 30, 1996 plus total return for Trust Shares from July 1, 1996 through December 31, 1996.

 (b) Annualized.

 (c) During the year ended December 31, 1996, the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
INVESTOR SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            YEAR ENDED          YEAR ENDED          PERIOD ENDED
                                         DECEMBER 31, 1996   DECEMBER 31, 1995   DECEMBER 31, 1994*
                                         -----------------   -----------------   ------------------
NET ASSET VALUE, BEGINNING OF PERIOD...       $ 1.000            $   1.000            $  1.000
                                              -------             --------            --------
Income from investment operations:
  Net investment income................         0.047                0.053               0.030
                                              -------             --------            --------
Less dividends and distributions:
  Dividends from net investment
     income............................        (0.047)              (0.053)             (0.030)
                                              -------             --------            --------
NET ASSET VALUE, END OF PERIOD.........       $ 1.000            $   1.000            $  1.000
                                              =======             ========            ========
Total Return...........................          4.78%                5.41%               3.01%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)....       $78,308            $ 168,430            $139,715
  Ratio of expenses to average net
     assets............................          0.56%                0.50%               0.54%(b)
  Ratio of net investment income to
     average net assets................          4.72%                5.28%               4.02%(b)
  Ratio of expenses to average net
     assets**..........................          0.74%(c)             0.75%               0.83%(b)
  Ratio of net investment income to
     average net assets**..............          4.54%                5.03%               3.73%(b)

---------------
 * For the period March 29, 1994 (commencement of operations) through December 31, 1994.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) During the year ended December 31, 1996, the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
AMERISTAR U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
TRUST SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    FOR THE PERIOD FROM
                                                                    JULY 1, 1996 THROUGH
                                                                     DECEMBER 31, 1996*
                                                                    --------------------
NET ASSET VALUE, BEGINNING OF PERIOD..............................        $  1.000
                                                                          --------
Income from investment operations:
  Net investment income...........................................           0.024
                                                                          --------
Less dividends and distributions:
  Dividends from net investment income............................          (0.024)
                                                                          --------
NET ASSET VALUE, END OF PERIOD....................................        $  1.000
                                                                          ========
Total Return......................................................            4.90%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)...............................        $109,698
  Ratio of expenses to average net assets.........................            0.52%(b)
  Ratio of net investment income to average net assets............            4.78%(b)
  Ratio of expenses to average net assets**.......................            0.52%(b)(c)
  Ratio of net investment income to average net assets**..........            4.78%(b)

---------------
 *  Period from commencement of operations.

**  There were no fee waivers or expense reimbursements for the period.

(a) Represents total return for Investor Shares from January 1, 1996 through June 30, 1996 plus total return for Trust Shares from July 1, 1996 through December 31, 1996.

(b) Annualized

(c) During the year ended December 31, 1996, the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

See Notes to Financial Statements.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors
The Infinity Mutual Funds, Inc. -- The AmeriStar Mutual Funds:

We have audited the accompanying statements of assets and liabilities as of the AmeriStar Prime Money Market Portfolio (formerly the ValueStar Prime Money Market Portfolio) and the AmeriStar U.S. Treasury Money Market Portfolio (formerly the ValueStar U.S. Treasury Money Market Portfolio) (collectively, the Money Market Portfolios), including the portfolios of investments, as of December 31, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Money Market Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based upon our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1996, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolios as of December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio

February 18, 1997